Capitalized Software Development Costs, Net	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET

NOTE 7:- CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET

The changes in capitalized software development costs for the years ended December 31, 2020 and 2021 were as follows:

	Year ended December 31,
	2020	2021

Balance at the beginning of the year	$23,953	$24,362

Capitalization	5,798	7,911
Amortization	(6,558)	(7,679)
Functional currency translation adjustments	1,169	609

Balance at year end	$24,362	$25,203

Amortization of capitalized software development costs for 2019, 2020 and 2021, was $5,668, $6,558 and $7,679, respectively. Amortization expense is included in cost of revenues.